Revenue, Accounts Receivable and Provision for Credit Losses, Provision for credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Provision for Credit Losses [Abstract]
Change in provision of estimated losses	$ (55)	$ 39
Allowance for credit losses, writeoff	0	$ 38
Cash Equivalents [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	0		$ 0
Freight and Demurrage Receivables [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	54		109
Insurance Claims [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	$ 0		$ 0